Components of Income (Loss) From Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments [Abstract]
United States					$ (5,638)	$ (38,781)	$ (37,710)
Foreign					122,927	246,617	(54,955)
Income (loss) before income taxes	$ (11,906)	$ 46,835	$ 10,884	$ 66,246	$ 117,289	$ 207,836	$ (92,665)